INVESTMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term investment
Amortized cost	$ 129,619	$ 26,126
Short-term investments
Short-term investment
Amortized cost	129,619	26,126
Fair value	129,757	26,259
Short-term investments | Held-to-maturity securities
Held-to-maturity securities
Gross unrecognized holding gains	143	133
Gross unrecognized holding losses	(5)
Short-term investments | Term deposits | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost	70,629
Fair value	70,629
Short-term investments | Fixed-rate debt securities | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost	23,958	26,126
Gross unrecognized holding gains	132	133
Gross unrecognized holding losses	(5)
Fair value	24,085	26,259
Short-term investments | Adjustable-rate debt securities | Trading securities
Trading securities
Amortized cost	1,553
Fair Value	1,553
Short-term investments | Adjustable-rate debt securities | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost	33,479
Gross unrecognized holding gains	11
Fair value	33,490
Long term investments
Long-term investment
Amortized cost	14,765	4,786
Fair value	15,112	5,125
Long term investments | Available-for-sale securities
Held-to-maturity securities
Gross unrecognized holding losses	(85)
Available-for-sale securities
Unrealized gains in accumulated other comprehensive income	432	339
Long term investments | Adjustable-rate debt securities | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost	8,347
Gross unrecognized holding losses	(85)
Fair value	8,262
Long term investments | Convertible Preferred Stock | Available-for-sale securities
Available-for-sale securities
Amortized cost	6,418	4,786
Unrealized gains in accumulated other comprehensive income	432	339
Fair value	6,850	5,125
Cash equivalents
Cash and cash equivalents:
Amortized cost	16,153	77,784
Fair value	16,153	77,784
Cash equivalents | Term deposits
Cash and cash equivalents:
Amortized cost	11,827	77,784
Fair value	11,827	77,784
Cash equivalents | Adjustable-rate debt securities
Cash and cash equivalents:
Amortized cost	4,326
Fair value	$ 4,326